Debt with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Disclosure of Transaction With Related Parties
13.1.
Transactions with related parties

	December 31, 2023		December 31, 2022		December 31, 2021
Interest expense on Promissory Notes payable to shareholders	Ps.	152,063	Ps.	151,198	Ps.	133,406
Interest expense on Promissory Notes payable to other related parties		389,021		386,966		341,585
Interest expense on Promissory Notes payable to key Management personnel		14,349		14,162		12,392
Interest expense on Promissory Notes payable to close family member of key Management		1,449		1,430		1,251
Costs of modification and remeasurement of Promissory Notes payable to shareholder		20,719		—		—
Costs of modification and remeasurement of Promissory Notes payable to other related party		59,951		—		—
Costs of modification and remeasurement of Promissory Notes payable to key management personnel		2,019		—		—
Costs of modification and remeasurement of Promissory Notes payable to close member family of key management		204		—		—
Deferred bonus expense payable to key Management personnel		—		11,787		4,187
Interest accrued on bonus payable to key Management personnel		4,523		3,460		3,077
Professional fees payable to other related parties (1)		1,868		2,048		2,085
Total	Ps.	646,166	Ps.	571,051	Ps.	497,983

(1)
Corresponds to the annual payment made on an arms-length transaction to QS Management Ltd which is a related party of QS BBB, related to professional services.

Disclosure of Balances With Related Parties
13.2.
Balances with related parties

	December 31, 2023		December 31, 2022
Current Liabilities
Deferred bonus payable to related parties (2)	Ps.	43,161	Ps.	—
Other bonus payable		35,269		43,834
Total	Ps.	78,430	Ps.	43,834
Non-Current Liabilities
Debt with related parties (1)	Ps.	4,340,452	Ps.	4,276,058
Deferred Bonus payable to related parties (2)		—		44,528
Total	Ps.	4,340,452	Ps.	4,320,586

(1)
Corresponds to Promissory Notes
(2)
Part of this payment was deferred and accrued interest at a rate from 10% to 15%, and will be paid in an exit event (such as an IPO). See Note 5.1 and the corresponding interest in Note 13.1.

Disclosure of Debt Under Promissory Notes
13.3.
As of December 31, 2023 and 2022, the Company’s debt under Promissory Notes was as follows:

Debt with related parties

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	1,592,780	2,565,678	4,158,458	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	70,953	108,292	179,245	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	1,689	1,060	2,749	14%	Dec 2026	Guaranteed
Total	100,397,329		1,665,422	2,675,030	4,340,452

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Debt with related parties

	December 31, 2022
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	1,825,472	2,272,766	4,098,238	14%	May 2024	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	81,318	93,796	175,114	15%	May 2024	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	1,936	770	2,706	14%	May 2024	Guaranteed
Total	100,397,329		1,908,726	2,367,332	4,276,058

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Summary of Information about Key Management Personnel Compensation

	December 31, 2023		December 31, 2022
Share-based payments	Ps.	334,493	Ps.	250,375
Short-term employee benefits		122,370		98,137
Other bonuses (1)		58,620		51,150
Deferred bonus (See Note 13.1)		—		11,787
	Ps.	515,483	Ps.	411,449

(1) The outstanding amount payable of these bonuses as of December 31, 2023 and 2022 is Ps.35,269 and Ps.43,834, respectively. (See Note 13.2).
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes

Amounts outstanding under the Senior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	4,158,458	Ps.	4,098,238
Debt - Third parties (Note 14)		20,454		20,158
Total	Ps.	4,178,912	Ps.	4,118,396

Disclosure of Related Parties

The related parties were as follows:

	December 31, 2023		December 31, 2022
BBB Foods Inc. shareholders	Ps.	1,122,056	Ps.	1,105,807
Investment fund related to QS BBB (see Note 1)		3,035,234		2,991,279
Key management personnel		1,168		1,152
Total	Ps.	4,158,458	Ps.	4,098,238

2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes

Amounts outstanding under the 2017 Junior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	179,245	Ps.	175,114
Debt - Third parties (Note 14)		34,142		33,355
Total	Ps.	213,387	Ps.	208,469

Disclosure of Related Parties

The related parties were as follows:

	December 31, 2023		December 31, 2022
Key Management personnel	Ps.	104,559	Ps.	102,150
BBB Foods Inc. shareholders		59,748		58,371
Close family member of key Management		10,670		10,424
Other related parties		4,268		4,169
Total	Ps.	179,245	Ps.	175,114

2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes

Amounts outstanding under the 2020 Junior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	2,749	Ps.	2,707
Debt - Third parties (Note 14)		15,118		14,890
Total	Ps.	17,867	Ps.	17,597

Disclosure of Related Parties	The related parties were as follows:

	December 31, 2023		December 31, 2022
BBB Foods Inc. shareholders	Ps.	2,749	Ps.	2,707
Total	Ps.	2,749	Ps.	2,707